Document and Entity Information	Jun. 25, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 25, 2021
Entity Registrant Name	Meta Materials Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-36247
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	1 Research Drive
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Country	CA
Entity Address, Postal Zip Code	B2Y 4M9
City Area Code	902
Local Phone Number	482-5729
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on June 29, 2021, Meta Materials Inc. (formerly known as Torchlight Energy Resources, Inc.) (the “Company”) completed the acquisition of Metamaterial Inc., an Ontario corporation in accordance with the terms of a statutory plan of arrangement (the “Arrangement”) under the Business Corporations Act (Ontario) on June 28, 2021. This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Current Report on Form 8-K filed on June 29, 2021 (the “Original Report”), solely to provide the disclosures required by Item 9.01 of Form 8-K that were not previously filed with the Original Report.Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Entity Information, Former Legal or Registered Name	Torchlight Energy Resources, Inc.
Amendment Flag	true
Entity Central Index Key	0001431959